Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
Subsequent Events

NOTE 16 — Subsequent Events

From October 5 2021 — December 30, 2021, Company entered into Securities Purchase Agreements (“SPA”) with investors (the “Purchasers”) and received total proceeds of $2,485,000. The Company issued each Purchasers a Secured Convertible Promissory Note (the “Note”) and five-year warrants to purchase shares of common stock of the Company at an exercise price of $1.9032 per share, subject to certain adjustments (the “Warrants”) pursuant to the terms and conditions of the SPA and secured by a Security Agreement. The Company issued 1,305,703 Warrants. It also issued 110,342 Placement Agent Warrants to a Placement Agent which contain similar terms the Warrants except they are exercisable at $2.0935 per share.

The Notes are due two years form the date of issuance or between October 5, and December 30, 2023. The Notes bear interest at 8% per annum payable quarterly in cash or common stock at the option of each Purchaser, subject to an increase in case of an event of default as provided for therein. The Notes are convertible into shares of common stock at any time following the date of issuance at the Purchasers’ option at a conversion price of $1.9032 per share, subject to certain adjustments. Furthermore, at any time after the 12 month anniversary of the date of issuance of the Notes, the Company may, after written notice to the Purchasers, redeem all of the then outstanding principal amount of the Notes for cash in an amount equal to the sum of 110% of the then outstanding principal amount of the Note, accrued but unpaid interest and all liquidated damages and other amounts due in respect of the Note (if any).

The Company’s obligations under the SPA and the Notes are secured by a first priority lien on all of the assets of the Company and its wholly-owned subsidiaries pursuant to a Security Agreement (the “Security Agreement”) by and among the Company, its wholly-owned subsidiaries, Mikab Corporation and AmeriCrew Holdings LLC, the Purchasers, and Westpark Capital Inc., as agent for the secured parties.

Pursuant to the SPA, the Company and its wholly-owned subsidiaries, entered into a Guaranty Agreement (the “Guaranty Agreement”) by and among the Company, Mikab Corporation, AmeriCrew Holdings, LLC and the Purchasers. Each Guarantor has guaranteed to the Purchasers the payment of the Notes.

In additional, pursuant to the SPA, the Company entered into a Registration Rights Agreement with the Purchasers in which the Company has agreed to file a Registration Statement on Form S-1 with the SEC by January 31, 2022.

Westpark Capital, LLC (the “Placement Agent”) served as placement agent under the private placement and will receive a cash commission in the amount of 9% of the gross proceeds sold on $1,830,000 of Notes and also a cash commission equal to 5% of the gross proceeds of $655,000. The Company also paid the Placement Agent a non-refundable cash retainer of $50,000. In addition, the Company reimbursed the Placement Agent for up to $125,000 of legal fees. Finally, the Company issued the Placement Agent Warrants described above.

On Monday, November 16, 2021 the Company filed a Second Certificate of Amendment to the Company’s Amended and Restated Certificate of Incorporation (the “Amendment”) with the New Jersey Secretary of State pursuant to the New Jersey Business Corporation Act (the “NJBCA”). The Amendment makes the following changes:

1.      Changed the name of the Company to Americrew Inc.

2.      Section 5(a) of the Amended and Restated Certificate of Incorporation was amended to read in its entirety as follows:

5. (a) The total number of shares of stock of all classes and series the Corporation shall have authority to issue is 85,000,000 shares consisting of (i) 75,000,000 shares of common stock, par value $0.001, and (ii) 10,000,000 shares of Preferred Stock, par value $0.001.

3.      Each 100 shares of common stock issued and outstanding automatically and without any action on the part of the respective holders thereof, was combined and converted into one share of common stock (the “Reverse Stock Split”). No fractional shares shall be issued in connection with the Reverse Stock Split. All fractional shares resulting from the Reverse Stock Split shall be rounded up to the nearest whole share.

The reverse split was effective December 1, 2021.

On January 11, 2022, The Company authorized the delivery to legacy Mikab stockholders (those stockholders prior to the date of the acquisition of Mikab) of $351,370 in PPP Loan proceeds that were received prior to August 11, 2021, which loan was later forgiven. In addition, on January 11, 2022 the Company ratified the action of Mikab in distributing to its legacy stockholders the proceeds of $223,697 in accounts receivable for work performed by Mikab prior to the acquisition. These former Mikab stockholders included Brian Weis, the Company’s Chief Operating Officer and a director, and David Hauck, former Vice President of Mikab and a 9.4% stockholder.

On January 11, 2022, the Company extended related party debt and issued the lenders a total of 320,662 five-year bridge warrants exercisable at $1.9032 per share, subject to adjustment. In addition to 12% per annum interest, a total of $351,469 is due on or before March 31, 2022 (with $50,000 due in each of January, February and March, and the balance of $300,000 is due December 31, 2022. The Company owed another related party $300,000 which was due December 31, 2022, of which $44,000 was paid by the due date. The balance is still outstanding.

PHONEBRASIL INTERNATIONAL, INC. [Member]
Subsequent Events [Line Items]
Subsequent Events

NOTE 6 — SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) management has performed an evaluation of subsequent events through the date that the financial statements were available to be issued and has determined that it does not have any material subsequent events to disclose in these financial statements. On November 15, 2021, the Company filed with the State of New Jersey an amendment to its Certificate of Incorporation which reduced the authorized common stock, changed the par value of its common stock and its Preferred Stock to $0.001 and effected a 1-for-100 reverse stock split of the common stock.